            As filed with the U.S. Securities and Exchange Commission
                                on August 14, 1998



                          Securities Act File No. 333-60677



                    Investment Company Act File No. 811-08937


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]


                        Pre-Effective Amendment No. 1 [x]


                       Post-Effective Amendment No.__ [ ]

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940 [x]


                               Amendment No. 1 [x]
                        (Check appropriate box or boxes)


                 Warburg, Pincus Emerging Markets II Fund, Inc.
                     .......................................
               (Exact Name of Registrant as Specified in Charter)

                              466 Lexington Avenue
                          New York, New York 10017-3147
            ........................................................
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                               Mr. Eugene P. Grace
                 Warburg, Pincus Emerging Markets II Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     ......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.


                      Title of Securities Being Registered
                    Common Stock, $.001 par value per share.


                  The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933, as amended (the "1933 Act"), or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                                                   Prospectus Heading
--------                                                                   ------------------
1.       Cover Page....................................................    Cover Page

2.       Synopsis......................................................    The Funds' Expenses

3.       Condensed Financial Information...............................    Not applicable

4.       General Description of
           Registrant..................................................    Cover Page; Investment Objectives and
                                                                           Policies; Risk Factors and Special
                                                                           Considerations and Certain Investment
                                                                           Strategies; Investment Guidelines;
                                                                           General Information

5.       Management of the Fund........................................    Management of the Funds

6.       Capital Stock and Other
           Securities..................................................    General Information

7.       Purchase of Securities Being
           Offered.....................................................    How to Open an Account; How to
                                                                           Purchase Shares; Management of the
                                                                           Funds; Net Asset Value

8.       Redemption or Repurchase......................................    How to Redeem and Exchange Shares

9.       Pending Legal Proceedings.....................................    Not applicable

Part B
Item No.
--------
10.      Cover Page....................................................    Cover Page

11.      Table of Contents.............................................    Contents

12.      General Information and History...............................    Directors and Officers

13.      Investment Objectives
           and Policies................................................    Common Investment Objectives and
                                                                           Policies

14.      Management of the Registrant..................................    Directors and Officers

15.      Control Persons and Principal
           Holders of Securities.......................................    Directors and Officers; See
                                                                           Prospectus -- "Management of the Funds"

16.      Investment Advisory and
           Other Services..............................................    Investment Advisory and Servicing
                                                                           Arrangements; See Prospectus --
                                                                           "Management of the Funds"

17.      Brokerage Allocation
           and Other Practices.........................................    Common Investment Policies --
                                                                           Portfolio Transactions; See
                                                                           Prospectus -- "Portfolio Transactions
                                                                           and Turnover Rate"

18.      Capital Stock and Other
           Securities..................................................    Additional Information Concerning the
                                                                           Company Shares; See
                                                                           Prospectus -- "General Information"

19.      Purchase, Redemption and Pricing
           of Securities Being Offered.................................    Purchase and Redemption Information;
                                                                           See

                                                                           Prospectus -- "How to Open an
                                                                           Account," "How to Purchase Shares,"
                                                                           "How to Redeem and Exchange Shares,"
                                                                           "Net Asset Value"

20.      Tax Status....................................................    Taxes; See Prospectus -- "Dividends,
                                                                           Distributions and Taxes"

21.      Underwriters..................................................    Common Investment Policies -- Portfolio
                                                                           Transactions; See Prospectus --
                                                                           "Management of the Funds"

22.      Calculation of Performance Data...............................    Performance and Yield Information

23.      Financial Statements..........................................    Financial Statements; Report of
                                                                           PricewaterhouseCoopers LLP,
                                                                           Independent Accountants

Part C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

The Prospectuses and Statements of Additional Information are incorporated by reference to the original registration statement filed on August 5, 1998.

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)  Financial Statements --


              (1)      Financial Statements included in Part B.(1)



                           (a) Report of PricewaterhouseCoopers LLP, Independent Accountants. (1)

                           (b)      Statement of Net Assets and Liabilities. (1)

         (b)  Exhibits:

Exhibit No.                         Description of Exhibit

         1                          Articles of Incorporation. (2)

         2                          By-Laws. (2)

         3                          Not applicable.

         4                          Registrant's Forms of Stock Certificates.

         5(a)                       Form of Investment Advisory Agreement.




          (b) Form of Sub-Investment Advisory Agreement with Credit Suisse Asset Management

                                    Limited.

         6                          Form of Distribution Agreement.

         7                          Not applicable.

         8                          Custodian Agreement with Brown Brothers
                                    Harriman & Co.

         9(a)                       Transfer Agency and Service Agreement.*

          (b) Form of Co-Administration Agreement with Counsellors Funds Service, Inc.

          (c)                       Form of Co-Administration Agreement with
                                    PFPC Inc.

        10(a) Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund.

          (b) Opinion and Consent of Venable, Baetjer and Howard, LLP, Maryland counsel to the Fund.

        11                          Consent of PricewaterhouseCoopers LLP,
                                    Independent Accountants.
[/R]
--------

(1)    To be filed by amendment.

(2) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on August 5, 1998 (Securities Act File No. 333-60677.

        12                          Not applicable.

        13                          Form of Purchase Agreement.

        14                          Not applicable

        15(a)                       Form of Shareholder Servicing and
                                    Distribution Plan.
          (b)                       Form of Distribution Plan.

        16                          Not applicable.

        17                          Not applicable.

        18                          Form of 18f-3 Plan.


Item 25. Persons Controlled by or Under Common Control with Registrant


                  From time to time, Warburg Pincus Asset Management, Inc. ("Warburg") may be deemed to control the Fund and other registered investment companies it advises through it beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. Warburg has seven wholly-owned subsidiaries: Counsellors Securities Inc., a New York corporation; Counsellors Funds Service, Inc., a Delaware corporation; Counsellors Agency Inc., a New York corporation; Warburg, Pincus Investments International (Bermuda), Ltd., a Bermuda corporation; Warburg, Pincus Asset Management International, Inc. a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.


Item 26. Number of Holders of Securities

                  It is anticipated that Warburg will hold all Registrant's shares of common stock, par value $.001 per share, on the date Registrant's Registration Statement becomes effective.

Item 27. Indemnification


                  Registrant, officers and directors of Warburg, of Counsellors Securities Inc. ("Counsellors Securities") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Fund's initial Registration Statement on Form N-1A on August 5, 1998.

                  Item 28. (a) Business and Other Connections of
                               Investment Adviser

                         BEA Associates ("BEA") acts as investment adviser to
the Registrant. BEA renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 28 of officers and directors of BEA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BEA (SEC File No. 801-37170).

                         (b) Business and Other Connections of Sub-Investment
                             Adviser and Administrator

                  Credit Suisse Asset Management Limited (London) ("Credit Suisse") act as sub-investment adviser for the Registrant. Credit Suisse renders investment advice and provides full-service private equity programs to clients. The list required by this Item 28 of officers and partners of Credit Suisse, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by Credit Suisse (SEC File No. 801-40177).

Item 29. Principal Underwriter

                         (a) Counsellors Securities will act as distributor for
Registrant, as well as for Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central and Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus Emerging Markets II Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus Growth & Income Fund; Warburg Pincus Health Sciences Fund; Warburg Pincus High Yield Fund; Warburg Pincus Institutional Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Growth Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan OTC Fund; Warburg Pincus Long-Short Equity Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Money Market Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Post-Venture Capital Fund; Warburg Pincus Select Economic Value Equity Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Strategic Global Fixed Income Fund; Warburg Pincus Strategic Value Fund; Warburg Pincus Tax Free Money Market Fund; Warburg Pincus Trust; Warburg Pincus Trust II; Warburg Pincus U.S. Core Fixed Income Fund and Warburg Pincus U.S. Core Equity Fund.

                         (b) For information relating to each director, officer
or partner of Counsellors Securities, reference is made to Form BD (SEC File No. 8-32482) filed by Counsellors Securities under the Securities Exchange Act of 1934.

                         (c)  None.

Item 30. Location of Accounts and Records

                  (1)      Warburg, Pincus Emerging Markets II
                           Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (Fund's Articles of Incorporation, By-Laws and minute books)

                  (2)      BEA Associates
                           One Citicorp Center
                           153 East 53rd Street
                           New York, New York 10022
                           (records relating to its functions as
                           investment adviser)

                  (3)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions as
                           co-administrator)

                  (4)      Counsellors Funds Service, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as
                           co-administrator)

                  (5)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as transfer agent and dividend disbursing agent)

                  (7)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as transfer agent and dividend disbursing agent)

                  (8)      Brown Brothers Harriman & Co.
                           40 Water Street
                           Boston, Massachusetts 02109
                           (records relating to its functions as custodian)

                  (9)      Counsellors Securities Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as distributor)

          (10)     Credit Suisse Asset Management-London
                   Beaufort House, 15 St. Botolph Street,
                   London, Great Britain EC3A 7JJ
                   (records relating to its functions as sub-investment adviser)

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings.

                (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the latest annual report to shareholders for the Fund, upon request and without charge.

                (b) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares. Registrant undertakes further, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

                (c) Registrant hereby undertakes not to sell its shares to the public, except in connection with the reorganization, until the Fund files a post-effective amendment to its registration statement including audited financial statements.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 14th day of August, 1998.


                                   WARBURG, PINCUS EMERGING MARKETS II
                                      FUND, INC.

                                                 By:/s/Eugene L. Podsiadlo
                                                    ----------------------
                                                     Eugene L. Podsiadlo
                                                          President


                  Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

@@


Signature                                         Title                                         Date
---------                                         -----                                         ----

/s/John L. Furth                                  Chairman of the Board of                August 14, 1998
----------------
John L. Furth                                     Directors                               August 14, 1998

/s/Eugene L. Podsiadlo                            President                               August 14, 1998
----------------------
Eugene L. Podsiadlo

/s/Howard Conroy                                  Vice President and Chief                August 14, 1998
----------------                                  Financial Officer
Howard Conroy

/s/Daniel S. Madden                               Treasurer and Chief                     August 14, 1998
-------------------                               Accounting Officer
Daniel S. Madden

/s/Richard N. Cooper                              Director                                August 14, 1998
--------------------
Richard N. Cooper

/s/Jack W. Fritz                                  Director                                August 14, 1998
----------------
Jack W. Fritz

/s/Jeffrey E. Garten                              Director                                August 14, 1998
--------------------
Jeffrey E. Garten

/s/Arnold M. Reichman                             Director                                August 14, 1998
---------------------
Arnold M. Reichman

/s/Alexander B. Trowbridge                        Director                                August 14, 1998
--------------------------
Alexander B. Trowbridge


@@

                                INDEX TO EXHIBITS


   Exhibit No.                       Description of Exhibit

       4                 Registrant's Forms of Stock Certificates.
       5(a)              Form of Investment Advisory Agreement.
       5(b)              Form of Sub-Investment Advisory Agreement with Credit
                         Suisse Asset Management Limited.
       6                 Form of Distribution Agreement.
       8                 Custodian Agreement with Brown Brothers Harriman &
                         Co.
       9(a)              Transfer Agency and Service Agreement.
       9(b)              Form of Co-Administration Agreement with Counsellors
                         Funds Service, Inc.
       9(c)              Form of Co-Administration Agreement with PFPC Inc.
      10(a)              Opinion and Consent of Willkie Farr & Gallagher,
                         counsel to the Fund.
      10(b)              Opinion and Consent of Venable, Baetjer and Howard,
                         LLP, Maryland counsel to the Fund.
      11                 Consent of PricewaterhouseCoopers LLP, Independent
                         Accountants.
      13                 Form of Purchase Agreement.
      15(a)              Form of Shareholder Servicing and Distribution Plan.
      15(b)              Form of Distribution Plan.
      18                 Form of 18f-3 Plan.